CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock - Class A	Additional Paid-in Capital	Treasury Stock, At Cost	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020		85,163,000
Beginning balance at Dec. 31, 2020	$ 1,369,591	$ 852	$ 937,872	$ 0	$ 53,856	$ 377,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock: class A shares issued related to warrant exercises (in shares)		86,000
Common stock: class A shares issued related to warrant exercises	1,983	$ 1	1,982
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes (in shares)		544,000
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes	(1,225)	$ 5	(1,230)
Share-based compensation expense	16,678		16,678
Change in unrealized investment gains/losses, tax expense (benefit)	(52,371)				(52,371)
Net income	231,130					231,130
Ending balance (in shares) at Dec. 31, 2021		85,793,000
Ending balance at Dec. 31, 2021	1,565,786	$ 858	955,302	0	1,485	608,141
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock: class A shares issued related to warrant exercises (in shares)		84,000
Common stock: class A shares issued related to warrant exercises	1,768	$ 1	1,767
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes (in shares)		596,000
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes	229	$ 6	223
Repurchase of common stock (in shares)		(2,923,000)
Repurchase of common stock	(56,575)			(56,575)
Share-based compensation expense	15,425		15,425
Change in unrealized investment gains/losses, tax expense (benefit)	(205,808)				(205,808)
Net income	$ 292,902					292,902
Ending balance (in shares) at Dec. 31, 2022	83,549,879	83,550,000
Ending balance at Dec. 31, 2022	$ 1,613,727	$ 865	972,717	(56,575)	(204,323)	901,043
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes (in shares)		861,000
Common stock: class A shares issued under stock plans, net of shares withheld for employee taxes	1,193	$ 8	1,185
Repurchase of common stock (in shares)		(3,530,000)
Repurchase of common stock	(92,346)			(92,346)
Share-based compensation expense	16,914		16,914
Change in unrealized investment gains/losses, tax expense (benefit)	64,406				64,406
Net income	$ 322,110					322,110
Ending balance (in shares) at Dec. 31, 2023	80,881,280	80,881,000
Ending balance at Dec. 31, 2023	$ 1,926,004	$ 873	$ 990,816	$ (148,921)	$ (139,917)	$ 1,223,153